Financial liabilities - Narrative (Details) - EUR (€) € in Millions	May 23, 2023	Jun. 30, 2023	Dec. 31, 2022	Apr. 25, 2022
Disclosure of financial liabilities [line items]
Other financial liabilities		€ 45,105	€ 37,059
Subordinated | Issuance By Banco Santander SA In May 2023
Disclosure of financial liabilities [line items]
Notional amount	€ 1,500
Subordinated issue, term	10 years 3 months
Interest rate	5.75%
Initial interest rate term	5 years 3 months
Adjustment to reference rate, after initial interest rate period	2.85%
Subordinated issue, Euro Swap rate term	5 years
Tier One Contingently Convertible Preferred Securities
Disclosure of financial liabilities [line items]
Notional amount				€ 750